Off-balance sheet assets received (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Off Balance Sheet Assets Received [Line Items]
Fair value of assets received that can be sold or repledged	$ 489,476	$ 434,023
of which: sold or repledged	357,020	331,805
Off balance sheet securities placed with central banks related to undrawn credit lines and for payment clearing and settlement purposes	$ 16,000	$ 9,900